Offerings - Offering: 1	Jun. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.50 par value per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	23.84
Maximum Aggregate Offering Price	$ 238,400,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 36,499.04
Offering Note
(1)
Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(h) and (c) under the Securities Act of 1933, as amended (the “Securities Act”). The offering price per share and the aggregate offering price are based on the average of the high and low prices of the registrant’s common stock as reported on the New York Stock Exchange on June 3, 2025.
(2)
Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s common stock that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the registrant’s common stock.